YieldMax HOOD Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 6.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 6.1%
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $95.00	$17,312,000	2,000	$150,000
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $94.00	34,624,000	4,000	366,000
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $93.00	62,323,200	7,200	799,200
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $92.00	10,040,960	1,160	160,080
Robinhood Markets, Inc., Expiration: 8/21/2026; Exercise Price: $90.01	124,300,160	14,360	6,082,752
			7,558,032

TOTAL PURCHASED OPTIONS (Cost $19,840,260)			7,558,032

SHORT-TERM INVESTMENTS - 93.2%
Money Market Funds - 3.7%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		4,668,126	4,668,126

U.S. Treasury Bills - 89.5%		Principal Amount	Value
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		$24,662,000	24,585,336
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		25,844,000	25,651,540
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		32,124,000	31,691,470
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		30,088,000	29,463,386
			111,391,732

TOTAL SHORT-TERM INVESTMENTS (Cost $116,055,650)			116,059,858

TOTAL INVESTMENTS - 99.3% (Cost $135,895,910)			$123,617,890
Other Assets in Excess of Liabilities - 0.7%			924,749
TOTAL NET ASSETS - 100.0%			$124,542,639

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $62,470,853.

YieldMax HOOD Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (11.0)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.4)%
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $91.00	$(17,312,000)	(2,000)	$(318,000)
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $90.00	(34,624,000)	(4,000)	(760,000)
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $89.00	(62,323,200)	(7,200)	(1,620,000)
Robinhood Markets, Inc., Expiration: 8/7/2026; Exercise Price: $88.00	(10,040,960)	(1,160)	(301,600)
			(2,999,600)

Put Options - (8.6)%
Robinhood Markets, Inc., Expiration: 8/21/2026; Exercise Price: $90.01	(124,300,160)	(14,360)	(10,720,027)

TOTAL WRITTEN OPTIONS (Premiums received $19,126,366)			$(13,719,627)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.